Loans receivable	12 Months Ended
Dec. 31, 2019
Loans Receivable
5. Loans receivable

Loans receivable represent unsecured installment loans and lines of credit advanced to customers in the normal course of business. Current loans are defined as loans to customers with terms of one year or less, while non-current loans are those with terms exceeding one year. The Company phased out its legacy short-term loan products from its business in 2018. The breakdown of the Company’s gross loans receivable as at December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019	December 31, 2018
Current	69,949	62,439
Non-Current	34,726	39,317
	104,675	101,756

The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents our assessment of credit risk exposure and by their IFRS 9 ECL measurement stage. The entire loan balance of a customer is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9:

As at December 31, 2019
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	87,910	-	-	87,910
Satisfactory	1-30 days past due	3,240	-	-	3,240
Lower risk	31-60 days past due	-	1,650	-	1,650
Higher risk	61-90 days past due	-	1,289	-	1,289
Non-performing	91+ days past due or bankrupt	-	-	10,586	10,586
	Gross loans receivable	91,150	2,939	10,586	104,675
	Allowance for loan losses	(7,477)	(1,784)	(6,759)	(16,020)
	Loans receivable, net	83,673	1,155	3,827	88,655

		As at December 31, 2018
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	88,035	-	-	88,035
Satisfactory	1-30 days past due	3,097	-	-	3,097
Lower risk	31-60 days past due	-	1,838	-	1,838
Higher risk	61-90 days past due	-	1,240	-	1,240
Non-performing	91+ days past due or bankrupt	-	-	7,546	7,546
	Gross loans receivable	91,132	3,078	7,546	101,756
	Allowance for loan losses	(6,951)	(2,118)	(6,340)	(15,409)
	Loans receivable, net	84,181	960	1,206	86,347

The following tables show reconciliations from the opening to the closing balance of the loss allowance:

	As at December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	6,951	2,118	6,340	15,409
Gross loans originated	4,296	-	-	4,296
Principal payments	(2,536)	(449)	(912)	(3,897)
Re-measurement of allowance before transfers	523	(197)	(20)	306
Re-measurement of amounts transferred between stages	(84)	1,528	17,750	19,194
Transfer to (from)
Stage 1 – 12 month ECLs	96	(76)	(20)	-
Stage 2 - Lifetime ECLs	(238)	240	(2)	-
Stage 3 - Lifetime ECLs	(1,529)	(1,381)	2,910	-
Net amounts written off against allowance	-	-	(19,288)	(19,288)
Balance as at December 31, 2019	7,479	1,783	6,758	16,020

	As at December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2018	6,853	1,579	4,137	12,569
Gross loans originated	6,519	-	-	6,519
Principal payments	(2,999)	348	(1,084)	(3,735)
Re-measurement of allowance before transfers	(1,853)	(525)	(14)	(2,392)
Re-measurement of amounts transferred between stages	(34)	1,846	16,202	18,014
Transfer to (from)
Stage 1 – 12 month ECLs	39	(24)	(15)	-
Stage 2 - Lifetime ECLs	(270)	270	-	-
Stage 3 - Lifetime ECLs	(1,303)	(1,377)	2,680	-
Net amounts written off against allowance	-	-	(15,566)	(15,566)
Balance as at December 31, 2018	6,952	2,117	6,340	15,409

The overall changes in the allowance for loan losses are summarized below:

Allowance for loan losses	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of period	15,409	7,434
January 1, 2018 IFRS 9 adjustment	-	5,135
Provision for loan losses	19,899	18,406
Charge offs	(19,288)	(15,566)
Balance, end of period	16,020	15,409

The provision for loan losses in the consolidated statement of operations and comprehensive loss is recorded net of recoveries of $1,737 (2018- $2,039).